Annual Fund Operating Expenses (Invesco Van Kampen U.S. Mortgage Fund)	12 Months Ended
	May 02, 2011
CLASS A, Invesco Van Kampen U.S. Mortgage Fund
Annual Fund Operating Expenses
Management Fees	0.47%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.20%	[1]
Total Annual Fund Operating Expenses	0.92%	[1]
CLASS B, Invesco Van Kampen U.S. Mortgage Fund
Annual Fund Operating Expenses
Management Fees	0.47%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.20%	[1]
Total Annual Fund Operating Expenses	1.67%	[1]
CLASS C, Invesco Van Kampen U.S. Mortgage Fund
Annual Fund Operating Expenses
Management Fees	0.47%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.20%	[1]
Total Annual Fund Operating Expenses	1.67%	[1]
CLASS Y, Invesco Van Kampen U.S. Mortgage Fund
Annual Fund Operating Expenses
Management Fees	0.47%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.20%	[1]
Total Annual Fund Operating Expenses	0.67%	[1]

[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.